International Portfolio
Schedule of Investments (unaudited)
As of September 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.3%)
Australia (1.7%)
	WiseTech Global Ltd.	561,705	53,191
Austria (0.6%)
	Erste Group Bank AG	314,474	17,233
Belgium (2.5%)
*	Argenx SE	104,633	56,574
	UCB SA	82,018	14,806
	Umicore SA	577,070	7,489
			78,869
Brazil (2.1%)
*	NU Holdings Ltd. Class A	4,453,837	60,795
	Raia Drogasil SA	1,410,762	6,601
			67,396
Canada (2.0%)
*	Shopify Inc. Class A (XTSE)	463,387	37,136
[1]	Toronto-Dominion Bank	246,345	15,577
	Canadian National Railway Co.	93,610	10,962
			63,675
China (9.7%)
*,2	Meituan Class B	3,393,292	72,058
	BYD Co. Ltd. Class H	1,775,000	63,328
*	PDD Holdings Inc. ADR	460,842	62,126
	Tencent Holdings Ltd.	1,098,400	61,077
	Contemporary Amperex Technology Co. Ltd. Class A	265,300	9,324
*,2	Wuxi Biologics Cayman Inc.	4,103,500	9,072
	Shenzhen Inovance Technology Co. Ltd. Class A	945,121	8,329
	Tencent Music Entertainment Group ADR	653,696	7,877
	Full Truck Alliance Co. Ltd. ADR	740,642	6,673
[2]	Ganfeng Lithium Group Co. Ltd. Class H	1,168,600	3,305
			303,169
Denmark (4.4%)
*	Vestas Wind Systems A/S	2,043,136	44,956
*	Genmab A/S	114,698	27,807
	Novo Nordisk A/S Class B	205,450	24,369
*	Ambu A/S Class B	1,003,781	19,670
	DSV A/S	61,681	12,695
*	Zealand Pharma A/S (XCSE)	81,254	9,886
			139,383
France (4.6%)
	L'Oreal SA (XPAR)	79,768	35,779
	Schneider Electric SE	117,838	31,063
	Hermes International SCA	11,774	28,992
	Sanofi SA	118,477	13,641
	Legrand SA	93,709	10,796
	EssilorLuxottica SA	42,314	10,025
	Kering SA	31,506	9,069
*	SOITEC	60,821	6,092
			145,457
Germany (4.1%)
	SAP SE	173,149	39,605
*,2	Delivery Hero SE	573,579	23,212
	Bayerische Motoren Werke AG (XETR)	225,509	19,943
	Siemens AG (Registered)	77,140	15,606
	Infineon Technologies AG	436,024	15,308
	Beiersdorf AG	81,104	12,208

International Portfolio
		Shares	Market Value ($000)
*	Jumia Technologies AG ADR	477,446	2,550
			128,432
Hong Kong (1.4%)
	AIA Group Ltd.	4,136,400	36,123
	BOC Hong Kong Holdings Ltd.	2,404,500	7,618
			43,741
India (2.1%)
	HDFC Bank Ltd.	1,832,036	37,730
	Reliance Industries Ltd.	445,258	15,665
*	MakeMyTrip Ltd.	111,434	10,358
*,3,4	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $5,969)	19,170	1,650
			65,403
Indonesia (0.4%)
	Bank Central Asia Tbk PT	19,967,400	13,620
Israel (1.0%)
*	Wix.com Ltd.	188,433	31,500
Italy (2.9%)
	Ferrari NV	134,081	62,830
	Prysmian SpA	202,818	14,757
	FinecoBank Banca Fineco SpA	801,773	13,760
			91,347
Japan (6.6%)
	Mitsubishi UFJ Financial Group Inc.	2,536,500	26,046
	SMC Corp.	52,000	23,255
	Advantest Corp.	408,900	19,231
	Sony Group Corp.	940,000	18,262
	KDDI Corp.	453,200	14,519
	MS&AD Insurance Group Holdings Inc.	571,900	13,442
	Recruit Holdings Co. Ltd.	206,000	12,515
	FUJIFILM Holdings Corp.	462,800	11,980
	Bridgestone Corp.	267,300	10,323
	Nidec Corp.	476,400	10,030
	Terumo Corp.	477,500	9,046
	ITOCHU Corp.	150,600	8,117
	SBI Holdings Inc.	293,000	6,781
	Kubota Corp.	467,900	6,681
	Daikin Industries Ltd.	42,900	6,022
	Shimano Inc.	30,900	5,882
	Kokusai Electric Corp.	223,900	5,049
			207,181
Netherlands (7.6%)
	ASML Holding NV	119,949	99,781
*,2	Adyen NV	63,039	98,695
	EXOR NV	373,086	39,996
			238,472
Norway (0.5%)
	DNB Bank ASA	524,863	10,763
*,2	AutoStore Holdings Ltd.	5,309,709	5,404
			16,167
Singapore (1.4%)
*	Sea Ltd. ADR	466,166	43,950
South Korea (3.1%)
*	Coupang Inc.	2,681,460	65,830
	Samsung Electronics Co. Ltd. (XKRX)	501,418	23,436
	Samsung SDI Co. Ltd. (XKRX)	25,662	7,409
			96,675
Spain (1.0%)
	Banco Bilbao Vizcaya Argentaria SA	1,596,269	17,243
	Iberdrola SA (XMAD)	812,827	12,566
			29,809
Sweden (6.6%)
*	Spotify Technology SA	335,447	123,622
	Atlas Copco AB Class A	3,574,797	69,281

International Portfolio
		Shares	Market Value ($000)
	Kinnevik AB Class B	940,952	7,657
	Svenska Handelsbanken AB Class A	587,716	6,037
			206,597
Switzerland (3.3%)
[2]	VAT Group AG	40,725	20,827
	Roche Holding AG	60,679	19,418
	Cie Financiere Richemont SA Class A (Registered)	107,269	17,035
	Alcon Inc.	133,257	13,336
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	932	12,023
	Lonza Group AG (Registered)	17,939	11,384
	Temenos AG (Registered)	122,094	8,548
			102,571
Taiwan (5.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	5,825,000	175,648
United Kingdom (8.6%)
	Shell plc	1,004,546	33,185
	Unilever plc (XLON)	409,678	26,561
*	Wise plc Class A	2,720,123	24,458
*,3,4	The Brandtech Group LLC PP (Acquired 9/23/15, Cost $5,200)	3,903,901	23,853
	GSK plc	1,000,258	20,366
	AstraZeneca plc	113,969	17,755
	Rio Tinto plc	223,143	15,840
	RELX plc	319,905	15,105
	National Grid plc	942,477	13,028
	Haleon plc	2,396,031	12,537
	Reckitt Benckiser Group plc	202,440	12,386
*	Ocado Group plc	2,296,940	11,845
	Diageo plc	312,275	10,908
	Bunzl plc	226,450	10,724
	Lloyds Banking Group plc	11,610,873	9,130
	Whitbread plc	166,234	6,978
	Burberry Group plc	375,693	3,523
			268,182
United States (12.5%)
*	MercadoLibre Inc.	72,905	149,598
	NVIDIA Corp.	492,827	59,849
	Microsoft Corp.	90,527	38,954
*	Moderna Inc.	509,914	34,078
*	Elastic NV	355,751	27,307
*	Tesla Inc.	55,976	14,645
	Booking Holdings Inc.	3,223	13,576
*	Illumina Inc.	102,353	13,348
*	Liberty Media Corp. - Liberty Formula One Class C	129,398	10,019
*	Atlassian Corp. Ltd. Class A	59,697	9,480
	Ferguson Enterprises Inc.	29,021	5,763
*,1	ARM Holdings plc ADR	37,558	5,371
*	Lululemon Athletica Inc.	16,561	4,494
*,1	Mobileye Global Inc. Class A	324,695	4,448
*	SolarEdge Technologies Inc.	62,456	1,431
			392,361
Total Common Stocks (Cost $2,503,858)			3,020,029
Preferred Stocks (0.9%)
	Sartorius AG Preference Shares	83,590	23,504
[2]	Dr. Ing Hc F Porsche AG Preference Shares	49,684	3,970
Total Preferred Stocks (Cost $53,104)			27,474

International Portfolio
		Shares	Market Value ($000)
Temporary Cash Investments (2.9%)
Money Market Fund (2.9%)
[5,6]	Vanguard Market Liquidity Fund, 5.014% (Cost $91,380)	913,836	91,384
Total Investments (100.1%) (Cost $2,648,342)			3,138,887
Other Assets and Liabilities—Net (-0.1%)			(2,047)
Net Assets (100%)			3,136,840
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,718,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $236,543,000, representing 7.5% of net assets.
3	Restricted securities totaling $25,503,000, representing 0.8% of net assets.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $10,247,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2024	414	51,497	895
MSCI Emerging Markets Index	December 2024	389	22,809	1,029
				1,924

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Deutsche Bank AG	12/18/24	USD	116	CHF	97	—	—
JPMorgan Chase Bank, N.A.	12/18/24	USD	1,519	EUR	1,372	—	(13)
Bank of Montreal	12/18/24	USD	832	SEK	8,590	—	(17)
						—	(30)
CHF—Swiss franc.
EUR—euro.
SEK—Swedish krona.
USD—U.S. dollar.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

International Portfolio
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	523,432	—	—	523,432
Common Stocks—Other	354,486	2,116,608	25,503	2,496,597
Preferred Stocks	—	27,474	—	27,474
Temporary Cash Investments	91,384	—	—	91,384
Total	969,302	2,144,082	25,503	3,138,887
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,924	—	—	1,924
Forward Currency Contracts	—	—	—	—
Total	1,924	—	—	1,924
Liabilities
Forward Currency Contracts	—	(30)	—	(30)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

International Portfolio
The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The timely analysis and valuation of Level 3 securities held by the portfolio in accordance with established policies and procedures is performed by the valuation designee under the oversight of the board. The valuation designee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. A summary of valuation decisions made by the valuation designee is reported to the board on a quarterly basis for review. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.
The following table summarizes changes in investments and derivatives valued based on Level 3 inputs during the period ended September 30, 2024. Transfers, if any, into or out of Level 3 are recognized based on values as of the beginning of the period.
Amount Valued Based on Level 3 Inputs	Investments in Common Stocks ($000)
Balance as of December 31, 2023	31,398
Transfers into Level 3	—
Transfers out of Level 3	—
Change in Unrealized Appreciation (Depreciation)	(5,895)
Balance as of September 30, 2024	25,503
Net change in unrealized appreciation (depreciation) from investments and derivatives still held as of September 30, 2024, was ($5,895,000).
The following table provides quantitative information about the significant unobservable inputs used in fair value measurements as of September 30, 2024.
Security Type	Fair Value at 9/30/2024 ($000)	Valuation Technique	Unobservable Input	Range (Weighted Avg.)
Common Stocks	23,853	Market Comparables	EV/LTM Revenue Liquidity Discount	1.56-7.91 (3.88) 10%
	1,650	Market Comparables	EV/LTM Revenue Liquidity Discount Index Return	0.78-15.31 (5.95) 10% 7.6%
Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement at September 30, 2024.